Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock-based Compensation Expense Recorded
Stock-based compensation expense is reported as SG&A in the statement of consolidated net income (loss) as follows:

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Total stock-based compensation expense	$19	$3
Income tax benefit	(7)	(1)
Stock based-compensation expense, net of tax	$12	$2

Schedule of Stock-based Compensation Stock Options Activity
Stock options outstanding at December 31, 2017 are all held by current employees. The following table summarizes our stock option activity:

	Successor
	Year Ended December 31, 2017
	Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Total outstanding at beginning of period	7,357	$15.81	9.8	$—
Granted	1,412	$18.86
Exercised	(281)	$13.41
Forfeited or expired	(352)	$13.76
Total outstanding at end of period	8,136	$14.44	9.0	$32.4
Expected to vest	6,618	$14.65	9.1	$25.1

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes our restricted stock unit activity:

	Successor
	Year Ended December 31, 2017
	Restricted Stock Units (in thousands)	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Total outstanding at beginning of period	2,159	$15.79	2.3	$33.5
Granted	861	$18.84
Exercised	(538)	$15.76
Forfeited or expired	(107)	$15.85
Total outstanding at end of period	2,375	$16.91	1.9	$43.5
Expected to vest	2,375	$16.91	1.9	$43.5